Schedule of computation of basic and diluted income (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Denominator:
Net income attributable to the Lucas GC Limited’s ordinary shareholders	¥ 9,782	¥ 39,789	¥ 77,668
Weighted average ordinary shares outstanding - basic	2,409,466	1,982,228	1,951,583
Weighted average ordinary shares outstanding - diluted	2,409,466	1,982,228	1,951,583
Income per ordinary share basic	¥ 4.06	¥ 20.07	¥ 39.80
Income per ordinary share diluted	¥ 4.06	¥ 20.07	¥ 39.80